CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2021	Apr. 14, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 1,673
Accounts receivable, trade	811
Due from a related party (Note 3(c))	70
Inventories	186
Prepaid expenses and other assets	460
Total current assets	3,200
FIXED ASSETS:
Vessels, net (Note 4)	45,728
Total fixed assets	45,728
OTHER NON-CURRENT ASSETS:
Deferred charges	152
Total assets	49,080
CURRENT LIABILITIES:
Accounts payable, trade and other	263
Due to related parties (Note 3)	59
Accrued liabilities	381
Deferred revenue	228
Total current liabilities	931
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 510,000 issued and outstanding as at December 31, 2021 (Note 6)	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 8,820,240 issued and outstanding as at December 31, 2021 (Note 6)	88
Additional paid-in capital (Notes 3 and 6)	47,991
Retained earnings	65
Total stockholders' equity	48,149	$ 0
Total liabilities and stockholders' equity	$ 49,080